Financial asset at fair value through other comprehensive income - Summary of ordinary shares without significant influence (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Movement In Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
At the beginning of the year	[1]
At the end of the year		129,060		[1]
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure In Tabular Form Of Movement In Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
At the beginning of the year		0	0
Additions	[2]	139,203
Fair value change		(10,143)
At the end of the year		¥ 129,060	¥ 0

[1]	Investment
[2]	During the year ended December 31, 2022, the Group invested in a company engaging in insurance industry for RMB139.2 million, and there was RMB10.1 million of fair value loss within the year.